Private Placement (Details) - Private Placement Warrants [Member] - Private Placement [Member] - USD ($)		6 Months Ended	12 Months Ended
	Mar. 04, 2021	Jun. 30, 2023	Dec. 31, 2022
Private Placement (Details) [Line Items]
Aggregate shares (in Shares)	8,250,000	8,250,000	8,250,000
Price per share	$ 1	$ 1	$ 1
Aggregate amount (in Dollars)		$ 8,250,000	$ 8,250,000
Exercise price per share		$ 11.5	$ 11.5